TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of components of income tax provision
	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Current tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	156,038	167,813	158,109
	$156,038	$167,813	$158,109
Deferred tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
	-	-	-
Income tax provision	$156,038	$167,813	$158,109

Schedule of effective tax rate
	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
China Income tax statutory rate	25.0%	25.0%	25.0%
Permanent difference	0.4%	0.4%	0.3%
Changes in valuation allowance (1)	10.9%	0.0%	0.0%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%	(10.0)%
Effective tax rate	26.3%	15.4%	15.3%

Schedule of taxes payable
	December 31, 2019	December 31, 2018
Income tax payable	$257,125	$14,744
Value added tax payable	144,108	225,966
Other taxes payable	3,220	3,432
Total taxes payable	$404,453	$244,142